Eaton Vance

Dividend Builder Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 5.3%
Boeing Co. (The)	37,600	$14,305,672
L3Harris Technologies, Inc.	80,900	16,878,976
Lockheed Martin Corp.	41,800	16,304,508

		$47,489,156

Banks — 3.6%
Bank of America Corp.	491,100	$14,325,387
JPMorgan Chase & Co.	156,100	18,371,409

		$32,696,796

Beverages — 4.0%
Coca-Cola Co. (The)	333,800	$18,172,072
PepsiCo, Inc.	129,700	17,781,870

		$35,953,942

Biotechnology — 3.0%
AbbVie, Inc.	265,100	$20,073,372
Gilead Sciences, Inc.	115,400	7,314,052

		$27,387,424

Building Products — 1.0%
A.O. Smith Corp.	196,600	$9,379,786

		$9,379,786

Capital Markets — 3.5%
CME Group, Inc.	77,000	$16,273,180
S&P Global, Inc.	50,600	12,395,988
Tradeweb Markets, Inc., Class A	71,789	2,654,757

		$31,323,925

Chemicals — 2.5%
Dow, Inc.	323,833	$15,430,642
Valvoline, Inc.	317,700	6,998,931

		$22,429,573

Communications Equipment — 1.4%
Cisco Systems, Inc.	249,200	$12,312,972

		$12,312,972

Consumer Finance — 0.9%
Navient Corp.	603,400	$7,723,520

		$7,723,520

Diversified Telecommunication Services — 4.2%
AT&T, Inc.	356,600	$13,493,744
Verizon Communications, Inc.	409,680	24,728,285

		$38,222,029

Security	Shares	Value
Electric Utilities — 3.6%
Duke Energy Corp.	140,000	$13,420,400
Edison International	252,700	19,058,634

		$32,479,034

Electrical Equipment — 1.3%
Emerson Electric Co.	175,800	$11,753,988

		$11,753,988

Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., Class A(1)	21,100	$4,354,407

		$4,354,407

Entertainment — 1.4%
Walt Disney Co. (The)	97,900	$12,758,328

		$12,758,328

Equity Real Estate Investment Trusts (REITs) — 4.5%
Lamar Advertising Co., Class A	117,100	$9,594,003
Mid-America Apartment Communities, Inc.	148,000	19,241,480
National Retail Properties, Inc.	208,400	11,753,760

		$40,589,243

Food Products — 1.7%
Conagra Brands, Inc.	484,200	$14,855,256

		$14,855,256

Health Care Equipment & Supplies — 4.3%
Baxter International, Inc.	104,100	$9,105,627
Danaher Corp.	105,500	15,237,365
Medtronic PLC	131,800	14,316,116

		$38,659,108

Health Care Providers & Services — 2.6%
Anthem, Inc.	34,800	$8,355,480
UnitedHealth Group, Inc.	71,100	15,451,452

		$23,806,932

Household Products — 1.8%
Procter & Gamble Co. (The)	130,600	$16,244,028

		$16,244,028

Independent Power and Renewable Electricity Producers — 1.3%
NextEra Energy Partners, L.P.	216,100	$11,418,724

		$11,418,724

Insurance — 4.9%
Chubb, Ltd.	114,900	$18,549,456
First American Financial Corp.	191,200	11,282,712
Progressive Corp. (The)	189,000	14,600,250

		$44,432,418

Interactive Media & Services — 4.2%
Alphabet, Inc., Class A(1)	9,300	$11,356,602
Alphabet, Inc., Class C(1)	11,414	13,913,666
Facebook, Inc., Class A(1)	67,700	12,056,016

		$37,326,284

Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	8,300	$14,408,053

		$14,408,053

Security	Shares	Value
IT Services — 5.6%
Cognizant Technology Solutions Corp., Class A	273,300	$16,470,425
Fidelity National Information Services, Inc.	114,800	15,240,848
Visa, Inc., Class A	110,200	18,955,502

		$50,666,775

Oil, Gas & Consumable Fuels — 3.9%
BP PLC	1,381,500	$8,745,943
ConocoPhillips	171,800	9,789,164
Enterprise Products Partners , LP	223,400	6,384,772
Phillips 66	103,500	10,598,400

		$35,518,279

Pharmaceuticals — 5.8%
AstraZeneca PLC ADR	211,600	$9,431,012
Eli Lilly & Co.	69,800	7,805,734
GlaxoSmithKline PLC ADR	221,900	9,470,692
Johnson & Johnson	131,400	17,000,532
Pfizer, Inc.	245,100	8,806,443

		$52,514,413

Professional Services — 1.1%
IHS Markit, Ltd.(1)	152,100	$10,172,448

		$10,172,448

Road & Rail — 0.7%
CSX Corp.	90,300	$6,255,081

		$6,255,081

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom, Inc.	53,800	$14,852,566
QUALCOMM, Inc.	158,500	12,090,380
Texas Instruments, Inc.	116,000	14,991,840

		$41,934,786

Software — 5.1%
Microsoft Corp.	329,667	$45,833,603

		$45,833,603

Specialty Retail — 5.1%
Best Buy Co., Inc.	142,000	$9,796,580
Home Depot, Inc. (The)	81,100	18,816,822
Lowe’s Cos., Inc.	153,100	16,834,876

		$45,448,278

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	150,237	$33,648,581

		$33,648,581

Textiles, Apparel & Luxury Goods — 1.0%
Gildan Activewear, Inc.	244,400	$8,676,200

		$8,676,200

Total Common Stocks (identified cost $731,919,558)		$898,673,370

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	2,771,017	$2,770,739

Total Short-Term Investments (identified cost $2,770,734)		$2,770,739

Total Investments — 100.1% (identified cost $734,690,292)		$901,444,109

Other Assets, Less Liabilities — (0.1)%		$(571,622)

Net Assets — 100.0%		$900,872,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at September 30, 2019.

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $2,770,739 which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$1,475,314	$71,417,484	$(70,121,104)	$(838)	$(117)	$2,770,739	$25,345	2,771,017

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$88,306,641	$—		$—	$88,306,641
Consumer Discretionary	68,532,531	—		—	68,532,531
Consumer Staples	67,053,226	—		—	67,053,226
Energy	26,772,336	8,745,943		—	35,518,279
Financials	116,176,659	—		—	116,176,659
Health Care	142,367,877	—		—	142,367,877
Industrials	85,050,459	—		—	85,050,459
Information Technology	188,751,124	—		—	188,751,124
Materials	22,429,573	—		—	22,429,573
Real Estate	40,589,243	—		—	40,589,243
Utilities	43,897,758	—		—	43,897,758
Total Common Stocks	$889,927,427	$8,745,943	*	$—	$898,673,370
Short-Term Investments	$—	$2,770,739		$—	$2,770,739
Total Investments	$889,927,427	$11,516,682		$—	$901,444,109

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.